Investments in Associates - Investments in Associates (Details) - USD ($) $ in Millions					12 Months Ended
	Sep. 19, 2017	Sep. 06, 2017	Jul. 20, 2017	Jul. 04, 2017	Dec. 31, 2017	Dec. 31, 2016	Oct. 20, 2017	May 10, 2017	Feb. 17, 2017	Dec. 31, 2015
Disclosure of associates [line items]
Carrying value					$ 3,656.3	$ 2,633.5
Share of profit (loss) of associates					$ 200.5	$ 24.2
Eurolife ERB Insurance Group Holdings S.A.
Disclosure of associates [line items]
Ownership percentage					43.30%	40.00%
Fair value of investments in associates					$ 303.0	$ 171.4
Carrying value					298.0	150.6
Total carrying value					298.0	150.6
Share of profit (loss) of associates					$ 117.6	$ (6.4)
Gulf Insurance Company
Disclosure of associates [line items]
Ownership percentage					41.40%	41.40%
Fair value of investments in associates					$ 233.1	$ 235.8
Carrying value					185.4	195.7
Total carrying value					185.4	195.7
Share of profit (loss) of associates					$ 7.7	$ 14.0
Thai Re Public Company Limited
Disclosure of associates [line items]
Ownership percentage					34.90%	32.40%
Fair value of investments in associates					$ 80.5	$ 80.2
Carrying value					80.3	94.7
Total carrying value					80.3	94.7
Share of profit (loss) of associates					$ (21.3)	$ (1.8)
Bank for Investment and Development of Vietnam Insurance Joint Stock Corporation
Disclosure of associates [line items]
Ownership percentage					35.00%	35.00%
Fair value of investments in associates					$ 66.7	$ 68.5
Carrying value					48.6	48.4
Total carrying value					48.6	48.4
Share of profit (loss) of associates					$ 1.6	$ 1.8
Singapore Reinsurance Corporation Limited
Disclosure of associates [line items]
Ownership percentage					27.80%	27.80%
Fair value of investments in associates					$ 39.6	$ 35.5
Carrying value					38.5	34.6
Total carrying value					38.5	34.6
Share of profit (loss) of associates					$ 3.2	$ 2.0
Ambridge Partners LLC
Disclosure of associates [line items]
Ownership percentage					50.00%	50.00%
Fair value of investments in associates					$ 34.9	$ 31.4
Carrying value					34.9	31.4
Total carrying value					34.9	31.4
Share of profit (loss) of associates					$ 4.4	$ 3.4
Go Digit Infoworks Services Private Limited
Disclosure of associates [line items]
Ownership percentage					45.30%
Fair value of investments in associates					$ 10.6
Carrying value					10.6
Total carrying value					10.6
Share of profit (loss) of associates					$ 0.0
Falcon Insurance PLC
Disclosure of associates [line items]
Ownership percentage					41.20%	41.20%
Fair value of investments in associates					$ 9.2	$ 8.8
Carrying value					9.2	8.8
Total carrying value					9.2	8.8
Share of profit (loss) of associates					$ 0.0	$ 0.7
Camargue Underwriting Managers Group Ltd.
Disclosure of associates [line items]
Ownership percentage					50.00%	50.00%
Fair value of investments in associates					$ 5.5	$ 5.2
Carrying value					5.5	5.2
Total carrying value					5.5	5.2
Share of profit (loss) of associates					$ 0.7	$ 0.2
ICICI Lombard General Insurance Company Limited
Disclosure of associates [line items]
Ownership percentage	9.90%				0.00%	34.60%
Fair value of investments in associates					$ 0.0	$ 878.0
Carrying value					0.0	371.1
Total carrying value					0.0	371.1
Share of profit (loss) of associates					24.0	44.1
Insurance and reinsurance associates
Disclosure of associates [line items]
Fair value of investments in associates					783.1	1,514.8
Carrying value					711.0	940.5
Total carrying value					711.0	940.5
Share of profit (loss) of associates					$ 137.9	$ 58.0
Astarta Holding N.V.
Disclosure of associates [line items]
Ownership percentage					28.10%
Fair value of investments in associates					$ 101.2			$ 15.7
Carrying value					140.6			$ 120.1
Total carrying value					140.6
Share of profit (loss) of associates					$ 15.8
Farmers Edge Inc
Disclosure of associates [line items]
Ownership percentage					46.10%
Fair value of investments in associates					$ 95.0
Carrying value					88.1
Total carrying value					88.1
Share of profit (loss) of associates					(10.5)
Non-insurance associates, Agriculture
Disclosure of associates [line items]
Fair value of investments in associates					196.2
Carrying value					228.7
Total carrying value					228.7
Share of profit (loss) of associates					$ 5.3
KWF Real Estate Ventures Limited Partnerships
Disclosure of associates [line items]
Ownership percentage					0.00%	0.00%
Fair value of investments in associates					$ 213.4	$ 202.8
Carrying value					213.4	202.8
Total carrying value					213.4	202.8
Share of profit (loss) of associates					$ 12.2	$ 13.9
Grivalia Properties REIC
Disclosure of associates [line items]
Ownership percentage		52.70%		52.60%	0.00%	40.60%
Fair value of investments in associates				$ 39.5	$ 0.0	$ 332.4
Carrying value					0.0	295.9
Total carrying value					0.0	295.9
Share of profit (loss) of associates					$ 12.8	16.1
Other, Real estate
Disclosure of associates [line items]
Ownership percentage					0.00%
Fair value of investments in associates					$ 88.7
Carrying value					88.6
Total carrying value					88.6
Share of profit (loss) of associates					9.0
Non-insurance associates, Real estate
Disclosure of associates [line items]
Fair value of investments in associates					302.1	535.2
Carrying value					302.0	498.7
Total carrying value					302.0	498.7
Share of profit (loss) of associates					$ 34.0	$ 30.0
Bangalore International Airport Limited
Disclosure of associates [line items]
Ownership percentage					48.00%
Fair value of investments in associates					$ 608.3
Carrying value					0.0
Total carrying value					611.1
Share of profit (loss) of associates					$ 15.8
IIFL Holdings Limited
Disclosure of associates [line items]
Ownership percentage					35.50%	30.50%
Fair value of investments in associates					$ 1,185.1	$ 373.9
Carrying value					102.7	96.3
Total carrying value					419.9	316.4
Share of profit (loss) of associates					$ 36.5	$ 18.5
5paisa Capital Limited
Disclosure of associates [line items]
Ownership percentage					35.50%
Fair value of investments in associates					$ 26.6
Carrying value					6.6		$ 26.4
Total carrying value					26.8
Share of profit (loss) of associates					$ 0.0
Fairchem Limited
Disclosure of associates [line items]
Ownership percentage					0.00%	44.90%
Fair value of investments in associates					$ 0.0	$ 45.5
Carrying value					0.0	0.0
Total carrying value					0.0	19.4
Share of profit (loss) of associates					$ 0.2	$ 0.3
Other, India
Disclosure of associates [line items]
Ownership percentage					0.00%	0.00%
Fair value of investments in associates					$ 0.6	$ 0.4
Carrying value					0.0	0.0
Total carrying value					1.0	1.0
Share of profit (loss) of associates					0.0	0.0
Non-insurance associates, India
Disclosure of associates [line items]
Fair value of investments in associates					1,820.6	419.8
Carrying value					109.3	96.3
Total carrying value					1,058.8	336.8
Share of profit (loss) of associates					$ 52.5	$ 18.8
Atlas Mara Limited
Disclosure of associates [line items]
Ownership percentage					43.30%
Fair value of investments in associates					$ 168.7
Carrying value					0.0
Total carrying value					170.3
Share of profit (loss) of associates					$ 1.6
AFGRI Proprietary Limited
Disclosure of associates [line items]
Ownership percentage					60.00%
Fair value of investments in associates					$ 119.0				$ 72.8
Carrying value					0.0				$ 40.5
Total carrying value					49.5
Share of profit (loss) of associates					(0.4)
Non-insurance associates, Africa
Disclosure of associates [line items]
Fair value of investments in associates					287.7
Carrying value					0.0
Total carrying value					219.8
Share of profit (loss) of associates					$ 1.2
Resolute Forest Products Inc.
Disclosure of associates [line items]
Ownership percentage					33.80%	33.90%
Fair value of investments in associates					$ 334.0	$ 162.5
Carrying value					320.6	304.5
Total carrying value					320.6	304.5
Share of profit (loss) of associates					$ 0.3	$ (73.6)
APR Energy PLC
Disclosure of associates [line items]
Ownership percentage			67.90%		67.80%	45.00%
Fair value of investments in associates					$ 336.4	$ 234.0
Carrying value					309.4	187.3
Total carrying value					309.4	187.3
Share of profit (loss) of associates					$ (3.1)	$ (29.0)
Peak Achievement Athletics
Disclosure of associates [line items]
Ownership percentage					42.60%	38.20%
Fair value of investments in associates					$ 153.5	$ 83.0
Carrying value					144.8	82.7
Total carrying value					144.8	82.7
Share of profit (loss) of associates					$ (6.2)	$ 0.0
Arbor Memorial Services Inc.
Disclosure of associates [line items]
Ownership percentage					43.40%	43.40%
Fair value of investments in associates					$ 111.8	$ 93.6
Carrying value					61.4	56.0
Total carrying value					61.4	56.0
Share of profit (loss) of associates					$ 10.6	$ 9.0
Partnerships, trusts and other
Disclosure of associates [line items]
Ownership percentage					0.00%	0.00%
Fair value of investments in associates					$ 303.9	$ 224.4
Carrying value					299.8	227.0
Total carrying value					299.8	227.0
Share of profit (loss) of associates					(32.0)	11.0
Non-insurance associates, Other
Disclosure of associates [line items]
Fair value of investments in associates					1,239.6	797.5
Carrying value					1,136.0	857.5
Total carrying value					1,136.0	857.5
Share of profit (loss) of associates					(30.4)	(82.6)
Non-insurance associates
Disclosure of associates [line items]
Fair value of investments in associates					3,846.2	1,752.5
Carrying value					1,776.0	1,452.5
Total carrying value					2,945.3	1,693.0
Share of profit (loss) of associates					62.6	(33.8)
Investments in associates
Disclosure of associates [line items]
Fair value of investments in associates					4,629.3	3,267.3
Carrying value					2,487.0	2,393.0
Total carrying value					3,656.3	2,633.5				$ 1,932.9
Share of profit (loss) of associates					200.5	24.2
Investments in associates
Disclosure of associates [line items]
Fair value of investments in associates					2,824.3	2,955.4
Total carrying value					2,487.0	2,393.0
Fairfax India cash and portfolio investments
Disclosure of associates [line items]
Fair value of investments in associates					1,517.3	311.9
Total carrying value					949.5	240.5
Fairfax Africa cash and portfolio investments
Disclosure of associates [line items]
Fair value of investments in associates					287.7
Total carrying value					219.8
Fairfax India and Fairfax Africa | Bangalore International Airport Limited
Disclosure of associates [line items]
Carrying value					611.1
Fairfax India and Fairfax Africa | IIFL Holdings Limited
Disclosure of associates [line items]
Carrying value					317.2	220.1
Fairfax India and Fairfax Africa | 5paisa Capital Limited
Disclosure of associates [line items]
Carrying value					20.2
Fairfax India and Fairfax Africa | Fairchem Limited
Disclosure of associates [line items]
Carrying value					0.0	19.4
Fairfax India and Fairfax Africa | Other, India
Disclosure of associates [line items]
Carrying value					1.0	1.0
Fairfax India and Fairfax Africa | Non-insurance associates, India
Disclosure of associates [line items]
Carrying value					949.5	240.5
Fairfax India and Fairfax Africa | Atlas Mara Limited
Disclosure of associates [line items]
Carrying value					170.3
Fairfax India and Fairfax Africa | AFGRI Proprietary Limited
Disclosure of associates [line items]
Carrying value					49.5
Fairfax India and Fairfax Africa | Non-insurance associates, Africa
Disclosure of associates [line items]
Carrying value					219.8
Fairfax India and Fairfax Africa | Non-insurance associates
Disclosure of associates [line items]
Carrying value					1,169.3	240.5
Fairfax India and Fairfax Africa | Investments in associates
Disclosure of associates [line items]
Carrying value					$ 1,169.3	$ 240.5